Accounts Receivable - Schedule of Accounts receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 7,206,912	$ 8,488,888
Less: Loss allowance	(126,165)	(247,536)
Total	$ 7,080,747	$ 8,241,352